DEBT - SCHEDULE OF COMPONENTS OF FINANCING COST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Long Term Debt [Abstract]
Gross interest expense	$ 22,872,591	$ 22,557,977	$ 15,568,346
Gross commitment fees	0	128,410	225,261
Amortization of debt issuance cost	227,686	203,237	1,089,893
Debt modification gain	(208,799)	(143,630)	(3,775,054)
Debt extinguishment loss	38,219	8,370,997	0
Other financing cost	42,454	593,623	112,542
Total financing cost before capitalization	22,972,151	31,710,614	13,220,988
Capitalized amounts into investment properties	(330,123)	(599,550)	(1,454,262)
Net financing cost	22,642,028	31,111,064	11,766,726
Total cash paid for interest and commitment fees	$ 22,017,849	$ 24,862,976	$ 14,505,955